Himax Technologies, Inc. (the Parent Company only) (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Comprehensive Income Caption [Line Items]
Net income	$ 48,747	$ 21,462	$ 63,903
Other comprehensive income (loss):
Unrealized losses on securities, not subject to income tax:	(71)	(294)	(2)
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	(61)	(71)	(33)
Reclassification adjustment for realized losses (gains) included in net income	(10)	(223)	31
Foreign currency translation adjustments, not subject to income tax	(479)	(573)	(169)
Net unrecognized actuarial gain (loss), net of tax of $43, $(168) and $6 in 2014, 2015 and 2016, respectively	1	(778)	281
Comprehensive income	48,198	19,817	64,013
Parent Company [Member]
Condensed Comprehensive Income Caption [Line Items]
Net income	50,912	25,195	66,598
Other comprehensive income (loss):
Unrealized losses on securities, not subject to income tax:	(115)	(259)	(2)
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	(118)	(63)	(33)
Reclassification adjustment for realized losses (gains) included in net income	3	(196)	31
Foreign currency translation adjustments, not subject to income tax	(479)	(573)	(170)
Net unrecognized actuarial gain (loss), net of tax of $43, $(168) and $6 in 2014, 2015 and 2016, respectively	6	(731)	268
Comprehensive income	$ 50,324	$ 23,632	$ 66,694